Consolidated Statement of Changes in Equity Statement - EUR (€) € in Millions	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings
Equity attributable to owners of parent at Dec. 31, 2016	€ 6,461.0	€ 5.0	€ 114.0	€ 287.0	€ (419.0)	€ 6,474.0
Profit after taxes	688.0					688.0
Other comprehensive income/(expense)	(11.0)				(84.0)	73.0
Comprehensive income for the period	677.0				(84.0)	761.0
Issue of shares during the year	13.0		13.0
Equity-settled share-based payment expense	11.0	0.0				11.0
Share-based payment tax effects	14.0					14.0
Dividends	(491.0)					(491.0)
Equity attributable to owners of parent at Dec. 31, 2017	6,685.0	5.0	127.0	287.0	(503.0)	6,769.0
Profit after taxes	909.0					909.0
Other comprehensive income/(expense)	(47.0)				(49.0)	2.0
Comprehensive income for the period	862.0				(49.0)	911.0
Issue of shares during the year	25.0		25.0
Equity-settled share-based payment expense	16.0	0.0				16.0
Share-based payment tax effects	(7.0)					(7.0)
Dividends	(515.0)					(515.0)
Own shares purchased under share buyback programme	(502.0)					(502.0)
Equity attributable to owners of parent at Dec. 31, 2018	6,564.0	5.0	152.0	287.0	(552.0)	6,672.0
Profit after taxes	1,090.0					1,090.0
Other comprehensive income/(expense)	36.0				103.0	(67.0)
Comprehensive income for the period	1,126.0				103.0	1,023.0
Issue of shares during the year	26.0		26.0
Equity-settled share-based payment expense	13.0	0.0				13.0
Share-based payment tax effects	6.0					6.0
Dividends	(574.0)					(574.0)
Own shares purchased under share buyback programme	(1,005.0)	(0.2)				(1,005.0)
Equity attributable to owners of parent at Dec. 31, 2019	€ 6,156.0	€ 5.0	€ 178.0	€ 287.0	€ (449.0)	€ 6,135.0